Consolidated Statements of Profit or Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Profit or Loss
Research and development costs	$ (65,000)	$ (63,000)
General and administrative costs	(1,755,000)	(1,761,000)
Operating loss	(1,820,000)	(1,824,000)
Net loss from the deconsolidation of Forward Pharma GmbH	(39,000)
Foreign exchange rate gain, net	2,282,000	893,000
Interest expense Forward Pharma GmbH	(10,000)
Other finance expense, net	(119,000)	(101,000)
Net income (loss) for the period	294,000	(1,032,000)
Net income (loss) for the period attributable to:
Equity holders of the Company	$ 294,000	$ (1,032,000)
Per share amounts:
Net income (loss) per share basic	$ 0.00	$ (0.01)
Net income (loss) per share diluted	$ 0.00	$ (0.01)